Income Tax - Summary of Effective Tax Rate Reconciliation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income tax at Canadian statutory rate of 36.5% (2017: 35.6%)	$ (12,891)	$ 22,597
Permanent differences	10,271	4,914
Tax rate differences		1,192
Foreign tax rate differential	131	22
Unrecognized tax benefits	3,151	(2,206)
Deferred tax adjustments related to prior periods	(204)	2,642
Other	(10)	17
Income tax expense	$ 448	$ 29,178